Finance Leases	12 Months Ended
Dec. 31, 2022
Finance Leases
Finance Leases

7.   Finance lease

As of December 31, 2022, the Company was a party, as the lessee, to one finance lease facility. The Company's applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the finance lease facilities, which totaled two vessels as of December 31, 2022 (2021: 14 vessels). ASC has provided guarantees in respect of the finance lease facility. These guarantees can be called upon following a payment default. The outstanding principal balances on each finance lease facility as of December 31, 2022 and 2021 were as follows:

	As of December 31
In thousands of U.S. Dollars	2022	2021
Japanese Leases No.1 and 2	—	21,677
Japanese Lease No.3	—	10,747
CMBFL Leases No.1 to 4	—	65,187
Ocean Yield ASA	—	50,320
Japanese Lease No.4	—	19,942
China Huarong Leases	—	37,385
CMBFL / Shandong	59,930	65,625
Finance lease obligations	59,930	270,883
Amounts representing interest and deferred finance fees	(14,430)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	45,500	226,455
Current portion of finance lease obligations	1,976	21,783
Current portion of deferred finance fees	(119)	(699)
Non-current portion of finance lease obligations	44,328	207,592
Non-current portion of deferred finance fees	(685)	(2,221)
Total finance lease obligations, net of deferred finance fees	45,500	226,455

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As of
In thousands of U.S. Dollars	December 31, 2022
2023	5,694
2024	5,710
2025	5,694
2026	5,486
2027 - 2029	37,346
Finance lease obligations	59,930
Amounts representing interest and deferred finance fees	(14,430)
Finance lease obligations, net of interest and deferred finance fees	45,500

Assets recorded under finance leases consist of the following:

	As of December 31
In thousands of U.S. Dollars	2022	2021
Vessels and vessel equipment, net of accumulated depreciation	53,545	326,600
Deferred drydock expenditures, net of accumulated amortization	598	5,353
Advances for ballast water systems	—	1,080
	54,143	333,033

Japanese Leases No. 1 and 2

On May 30, 2017, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealeader and Ardmore Sealifter, with JPV No. 7 and JPV No. 8, respectively. The facility was drawn down in May 2017. Repayments on the leases were made on a monthly basis and included principal and interest. The finance leases were scheduled to expire in 2023 and included purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchasers with $2.9 million in the aggregate to be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount was included in the consolidated balance sheet at December 31, 2021 as “Amount receivable in respect of finance leases”, with the associated finance lease liability presented gross of the $2.9 million. On May 31, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full.

Japanese Lease No. 3

On January 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Sealancer with Neil Co., Ltd. The facility was drawn down in January 2018. Repayments on the lease were made on a monthly basis and included principal and interest. The finance lease was scheduled to expire in 2024 and included purchase options exercisable by the Company. As part of the lease arrangement, the Company provided the purchaser with $1.4 million in the aggregate to be repaid at the end of the lease period, or upon the exercise of any of the purchase options. This amount was offset against the finance lease liability in the consolidated balance sheets, with the associated finance lease liability presented net of the $1.4 million. On July 1, 2022, Ardmore exercised the purchase option and repaid the facility in full.

CMBFL Leases No. 1 to 4

On June 26, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Endurance and Ardmore Enterprise, respectively, with CMB Financial Leasing Co., Ltd (“CMBFL”). The facility was drawn down in June 2018. Interest was calculated at a rate of LIBOR plus 3.10%. Principal repayments on the leases were made on a quarterly basis. The finance leases were scheduled to expire in 2025 and include a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. On September 26, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full. Both vessels were refinanced through the Nordea / SEB Revolving Facility.

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Encounter and Ardmore Explorer, respectively, with CMBFL. The facility was drawn down in October 2018. Interest was calculated at a rate of LIBOR plus 3.00%. Principal repayments on the leases were made on a quarterly basis. The finance leases were scheduled to expire in 2025 and included a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. During the third quarter of 2022, the Company delivered notice to exercise its purchase options on both vessels, which purchases closed on October 28, 2022. The Company repaid the facility in full and both vessels were refinanced through the Nordea / SEB Revolving Facility.

Ocean Yield ASA

On October 25, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Dauntless and Ardmore Defender, respectively, with Ocean Yield ASA. The facility was drawn down in October 2018. Interest was calculated at a rate of LIBOR plus 4.50%. Principal repayments on the leases were made on a monthly basis.

The finance leases were scheduled to expire in 2030 and included a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. During the third quarter of 2022, the Company delivered notice to exercise its options on both vessels which purchases closed on October 31, 2022 and the Company repaid the facility in full. Subsequent to October 31, 2022, the Ardmore Dauntless was refinanced through the Nordea / SEB Revolving Facility and the Ardmore Defender was refinanced through the ABN/CACIB Joint Bank Facility.

Japanese Lease No. 4

On November 30, 2018, one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Engineer with Rich Ocean Shipping. The facility was drawn down in December 2018. Interest was calculated at a rate of LIBOR plus 3.20%. Principal repayments on the lease were made on a monthly basis. The finance lease was scheduled to expire in 2029 and included a mandatory purchase obligation for the Company to repurchase the vessel, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. During the third quarter of 2022, the Company delivered notice to exercise its purchase option on this vessel which purchase closed on October 11, 2022. The Company repaid the facility in full and refinanced it through the Nordea / SEB Revolving Facility.

China Huarong Leases

On November 30, 2018, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement), of the Ardmore Seavanguard and Ardmore Exporter, respectively, with China Huarong Financial Leasing Co., Ltd (“China Huarong”). The facility was drawn down in December 2018. Interest was calculated at a rate of LIBOR plus 3.50%. Principal repayments on the leases were made on a quarterly basis. The finance leases were scheduled to expire in 2025 and included a mandatory purchase obligation for the Company to repurchase the vessels, as well as purchase options exercisable by the Company, which the Company could elect to exercise at an earlier date. On September 6, 2022, Ardmore exercised the purchase option for both vessels and repaid the facility in full. Both vessels were refinanced through the ABN/CACIB Joint Bank Facility.

CMBFL / Shandong

On June 25, 2021, two of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a finance lease arrangement) of the Ardmore Seawolf and Ardmore Seahawk with CMBFL / Shandong, resulting in gross proceeds of $49.0 million less fees of $1.0 million. The facility was drawn down in June 2021. Principal repayments on the leases are made on a monthly basis. The finance leases are scheduled to expire in 2026, with options to extend up to 2029. Repurchase options, exercisable by the Company, are also included which begin in June 2024.